Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost, Beginning balance	R$ 8,529	R$ 7,151	R$ 5,888
Additions	3,076	4,273	1,443
Acquisitions		345
Disposals	(158)	(3,240)	(180)
Cost, Ending balance	11,447	8,529	7,151
Accumulated depreciation:
Accumulated depreciation, Beginning balance	(3,104)	(2,778)	(1,033)
Depreciation expense	(2,175)	(1,912)	(1,810)
Acquisitions		(65)
Disposals	102	1,651	65
At December Accumulated depreciation, Ending balance	(5,177)	(3,104)	(2,778)
Net amount	6,270	5,425	4,373
Machinery and Equipment [Member]
Cost:
Cost, Beginning balance	108	108	50
Additions			58
Acquisitions
Disposals
Cost, Ending balance	108	108	108
Accumulated depreciation:
Accumulated depreciation, Beginning balance	(19)	(8)
Depreciation expense	(11)	(11)	(8)
Acquisitions
Disposals
At December Accumulated depreciation, Ending balance	(30)	(19)	(8)
Net amount	R$ 78	89	100
Depreciation period (in years)	3 years
Furniture [Member]
Cost:
Cost, Beginning balance	R$ 809	556	548
Additions	100	384	12
Acquisitions		12
Disposals	(11)	(143)	(4)
Cost, Ending balance	898	809	556
Accumulated depreciation:
Accumulated depreciation, Beginning balance	(241)	(151)	(58)
Depreciation expense	(87)	(88)	(94)
Acquisitions		(2)
Disposals	7		1
At December Accumulated depreciation, Ending balance	(321)	(241)	(151)
Net amount	R$ 577	568	405
Depreciation period (in years)	10 years
Computers and Peripherals [Member]
Cost:
Cost, Beginning balance	R$ 3,826	2,871	1,849
Additions	1,572	2,918	1,131
Acquisitions		225
Disposals	(147)	(2,188)	(109)
Cost, Ending balance	5,251	3,826	2,871
Accumulated depreciation:
Accumulated depreciation, Beginning balance	(895)	(803)	(342)
Depreciation expense	(1,027)	(832)	(519)
Acquisitions		(63)
Disposals	95	803	58
At December Accumulated depreciation, Ending balance	(1,827)	(895)	(803)
Net amount	R$ 3,424	2,931	2,068
Depreciation period (in years)	5 years
Facilities [Member]
Cost:
Cost, Beginning balance	R$ 229	272	272
Additions	157	24
Acquisitions
Disposals		(67)
Cost, Ending balance	386	229	272
Accumulated depreciation:
Accumulated depreciation, Beginning balance	(57)	(54)	(31)
Depreciation expense	(34)	(21)	(23)
Acquisitions
Disposals		18
At December Accumulated depreciation, Ending balance	(91)	(57)	(54)
Net amount	R$ 295	172	218
Depreciation period (in years)	10 years
Work in Progress [Member]
Cost:
Cost, Beginning balance	R$ 47	47	62
Additions			52
Acquisitions
Disposals			(67)
Cost, Ending balance	47	47	47
Accumulated depreciation:
Accumulated depreciation, Beginning balance
Depreciation expense
Acquisitions
Disposals
At December Accumulated depreciation, Ending balance
Net amount	47	47	47
Leasehold improvements [Member]
Cost:
Cost, Beginning balance	320	204	127
Additions		179	77
Acquisitions
Disposals		(63)
Cost, Ending balance	320	320	204
Accumulated depreciation:
Accumulated depreciation, Beginning balance	(137)	(110)	(73)
Depreciation expense	(125)	(98)	(37)
Acquisitions
Disposals		71
At December Accumulated depreciation, Ending balance	(262)	(137)	(110)
Net amount	58	183	94
Right-of-use assets [Member]
Cost:
Cost, Beginning balance	3,190	3,143	3,030
Additions	1,247	768	113
Acquisitions		108
Disposals		(829)
Cost, Ending balance	4,437	3,190	3,143
Accumulated depreciation:
Accumulated depreciation, Beginning balance	(1,755)	(1,702)	(573)
Depreciation expense	(891)	(862)	(1,129)
Disposals		809
At December Accumulated depreciation, Ending balance	(2,646)	(1,755)	(1,702)
Net amount	1,791	1,435	1,441
Vehicles [Member]
Cost:
Cost, Beginning balance		(50)	(50)
Additions
Acquisitions
Disposals		50
Cost, Ending balance			(50)
Accumulated depreciation:
Accumulated depreciation, Beginning balance		50	44
Depreciation expense
Acquisitions
Disposals		(50)	6
At December Accumulated depreciation, Ending balance			50
Net amount